Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S. federal income tax rate			21.00%		35.00%	35.00%	35.00%	35.00%
State and local taxes, net of federal income tax benefit					2.10%		(3.90%)	3.10%
Foreign operations tax effect					(2.80%)		7.80%	(3.10%)
Research and experimentation tax credits					(0.70%)		2.30%	(0.70%)
Domestic manufacturing deduction					(4.50%)		6.20%	(4.60%)
Nondeductible expenses					0.70%		(3.30%)	1.00%
ESOP dividends					(0.20%)		2.90%	(0.70%)
Branch income					1.10%		(2.90%)	0.80%
Changes due to the Tax Reform Act					(55.20%)
Other					(0.50%)		(1.40%)	0.40%
Effective tax rate from continuing operations	23.20%	30.60%	25.20%	30.90%	(25.00%)		42.70%	31.20%